Other Intangible Assets and Liabilities (Tables)	9 Months Ended
Sep. 30, 2015
Other Intangible Assets and Liabilities
Summary of identifiable intangible assets, including above/belowmarket lease intangibles

	September 30,	December 31,
	2015	2014	2013
Acquired in-place lease
Gross amount	$9,396,660	$7,640,351	$6,628,824
Accumulated amortization	(2,293,151)	(1,437,382)	(648,963)
Net amount	$7,103,509	$6,202,969	$5,979,861
Acquired above-market leases
Gross amount	$3,191,725	$1,963,504	$1,220,688
Accumulated amortization	(934,750)	(636,622)	(324,044)
Net amount	$2,256,975	$1,326,882	$896,644
Total Other Intangible Assets, net	$9,360,484	$7,529,851	$6,876,505
Acquired below-market leases
Gross amount	$(15,519,478)	$(12,659,658)	$(10,087,779)
Accumulated amortization	3,360,477	2,134,844	974,268
Total Other Intangible Liabilities, net	$(12,159,001)	$(10,524,814)	$(9,113,511)

Future aggregate amortization of intangibles for each of the five succeeding fiscal years and thereafter

Future aggregate amortization of intangibles for each of the five succeeding fiscal years and thereafter as of December 31, 2014 follows:

	Acquired	Acquired	Acquired
	in-place	above-market	below-market
	leases	leases	leases
2015	$815,355	$304,876	$(1,295,078)
2016	785,080	237,633	(1,265,438)
2017	747,967	169,143	(1,227,329)
2018	718,813	114,629	(1,219,304)
2019	692,237	99,107	(1,176,413)
Thereafter	2,443,517	401,494	(4,341,252)
Total	$6,202,969	$1,326,882	$(10,524,814)